Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Allocation Growth Portfolio

SA Allocation Moderate Growth Portfolio

SA American Century Inflation Protection Portfolio

SA Columbia Focused Value Portfolio

SA Multi-Managed International Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Large Cap Value Portfolio

SA Multi-Managed Mid Cap Growth Portfolio

SA Multi-Managed Mid Cap Value Portfolio

SA Putnam Asset Allocation Diversified Growth Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated December 17, 2024, to the Portfolios’ Prospectus, dated July 29, 2024, as amended and/or supplemented to date

At a meeting held on December 11, 2024, the Board of Trustees (the “Board”) of Seasons Series Trust approved changes to certain Portfolios’ names, principal investment strategies and/or 80% investment policies, as set out below, each to take effect as of the applicable date set out below.

Effective on or about April 28, 2025, SA Allocation Growth Portfolio’s name will change to SA Allocation Aggressive Portfolio.

Effective on or about April 28, 2025, SA Allocation Moderate Growth Portfolio’s name will change to SA Allocation Moderately Aggressive Portfolio.

Effective on or about April 28, 2025, SA American Century Inflation Protection Portfolio’s name will change to SA American Century Inflation Managed Portfolio.

Effective on or about April 28, 2025, SA Putnam Asset Allocation Diversified Growth Portfolio’s name will change to SA Franklin Allocation Moderately Aggressive Portfolio.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Columbia Focused Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed International Equity Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio will invest in issuers of at least three countries other than the United States.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Growth Portfolio”:

Effective December 11, 2025, for purposes of the Portfolio’s 80% investment policy, a company will be considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Value Portfolio”:

Effective December 11, 2025, for purposes of the Portfolio’s 80% investment policy, a company will be considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Growth Portfolio”:

Effective December 11, 2025, for purposes of the Portfolio’s 80% investment policy, a company will be considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The third paragraph of the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Growth Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio may invest a portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%).

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Mid Cap Value Portfolio”:

Effective December 11, 2025, for purposes of the Portfolio’s 80% investment policy, a company will be considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN3.8 (12/24)